Consolidated Statements Of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss		$ (138,982,000)	$ (10,455,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		(1,716,000)	0
Depreciation and amortization		3,053,000	2,934,000
Non-cash interest expense		7,908,000	1,286,000
Share-based compensation expense		678,000	1,194,000
Provision for losses on receivables and inventory		877,000	1,690,000
Loss on extinguishment of debt		96,024,000	0
Other non-cash, net		(567,000)	(13,000)
Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable, net		(1,687,000)	(1,980,000)
Contract assets		(901,000)	(195,000)
Inventory		(5,393,000)	(3,188,000)
Prepaid expenses and other current assets		596,000	(4,058,000)
Accounts payable		2,161,000	(438,000)
Contract liabilities		(229,000)	6,591,000
Reserve for anticipated losses on contracts		(1,322,000)	(4,796,000)
Accrued expenses and other current liabilities		4,634,000	(123,000)
Other, net		(21,000)	77,000
Net cash used in operating activities		(34,887,000)	(11,474,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property, plant and equipment		(16,352,000)	(7,325,000)
Net cash used in investing activities		(16,352,000)	(7,325,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Repayment of long-term debt		(10,000)	(15,000)
Payment of issuance costs		(8,880,000)	(2,009,000)
Proceeds from long-term debt		58,241,000	2,537,000
Proceeds from warrants and derivatives		16,759,000	0
Contributions from non-controlling interest, net of issuance costs		0	14,475,000
Proceeds from exercise of stock options		242,000	113,000
Net cash provided by financing activities		66,352,000	15,101,000
Effect of exchange rate fluctuations on cash and cash equivalents		(124,000)	138,000
Net increase (decrease) in cash and cash equivalents		14,989,000	(3,560,000)
Cash and cash equivalents at beginning of period		12,336,000	15,896,000
Cash and cash equivalents at end of period	$ 12,336,000	27,325,000	12,336,000
Supplemental disclosure of cash flow information:
Share-based compensation included in inventory		0	36,000
Non-cash investing and financing activities:
Purchases of property, plant and equipment not yet paid		845,000	125,000
Non-cash interest capitalized to property, plant and equipment		1,265,000	119,000
Depreciation and amortization capitalized to construction in process		479,000	0
Issuance costs not yet paid		4,141,000	0
Non-cash exchange and extinguishment of long-term debt		125,857,000	0
Issuance of common stock in exchange for non-controlling interest		23,743,000	0
Parent Company [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt		96,024,000	0
Tailwind Two Acquisition Corp [Member]
Cash flows from operating activities:
Net loss	(6,093)	(2,450,595)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	0	(89,823)
Change in fair value of warrant liabilities	0	(2,509,000)
Transaction cost allocable to warrants	0	649,349
Increase (Decrease) in Operating Capital [Abstract]
Accounts payable and accrued expenses	6,093	2,133,921
Prepaid expenses and other current assets	0	(467,371)
Net cash used in operating activities	0	(2,733,519)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash in Trust Account	0	(345,000,000)
Net cash used in investing activities	0	(345,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of Units, net of underwriting discounts paid	0	338,100,000
Advances from related party	0	5,360
Repayment of promissory note-related party	0	(89,890)
Payment of issuance costs	0	(429,431)
Proceeds from warrants and derivatives		11,700,000
Net cash provided by financing activities	0	349,286,039
Net Change in Cash	0	1,552,520
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	1,552,520	$ 0
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	120,540	12,000
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	25,000
Offering costs paid through promissory note	52,250	37,640
Deferred underwriting fee payable	$ 0	$ 12,075,000